UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:  3/31/14_

Item 1. Schedule of Investments.

Templeton Dragon Fund, Inc.

Statement of Investments, March 31, 2014 (unaudited)

	Country	Shares	Value
Common Stocks 95.5%
Auto Components 1.0%
Cheng Shin Rubber Industry Co. Ltd.	Taiwan	3,499,439	$9,986,085
Automobiles 7.1%
Chongqing Changan Automobile Co. Ltd., B	China	3,061,604	5,083,957
Dongfeng Motor Group Co. Ltd., H	China	15,368,000	21,834,133
Great Wall Motor Co. Ltd., H	China	5,134,345	25,782,766
Guangzhou Automobile Group Co. Ltd., H	China	3,313,084	3,481,185
Jiangling Motors Corp. Ltd., B	China	3,959,628	13,512,799
			69,694,840
Banks 8.6%
Bank of China Ltd., H	China	51,200,600	22,707,561
BOC Hong Kong (Holdings) Ltd.	Hong Kong	4,488,000	12,758,466
China Construction Bank Corp., H	China	47,622,272	33,338,568
Industrial and Commercial Bank of China Ltd., H	China	25,873,155	15,911,267
			84,715,862
Beverages 0.2%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	825,075	2,008,318
Commercial Services & Supplies 0.0%†
[a]Integrated Waste Solutions Group Holdings Ltd.	China	5,424,078	349,649
Construction Materials 3.8%
Anhui Conch Cement Co. Ltd., H	China	4,505,500	19,343,018
Asia Cement China Holdings Corp.	China	9,595,129	7,607,867
China National Building Material Co. Ltd., H	China	10,750,000	10,782,639
			37,733,524
Distributors 1.2%
Dah Chong Hong Holdings Ltd.	China	18,492,520	12,039,944
Diversified Telecommunication Services 0.9%
China Telecom Corp. Ltd., H	China	7,406,000	3,427,798
China Unicom (Hong Kong) Ltd.	China	3,796,752	4,983,070
			8,410,868
Electric Utilities 2.4%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	3,771,000	24,065,713
Electrical Equipment 0.2%
Dongfang Electric Corp. Ltd., H	China	1,250,000	1,943,544
Electronic Equipment, Instruments & Components 0.8%
Simplo Technology Co. Ltd.	Taiwan	1,600,214	7,619,441
Food & Staples Retailing 17.3%
[b]Beijing Jingkelong Co. Ltd., H	China	12,289,429	3,454,023
China Resources Enterprise Ltd.	China	5,818,000	16,426,870
Dairy Farm International Holdings Ltd.	Hong Kong	15,462,778	150,607,458
			170,488,351
Food Products 1.4%
[a]China Foods Ltd.	China	12,092,000	4,349,500
Shenguan Holdings Group Ltd.	China	6,850,000	2,843,698
Uni-President China Holdings Ltd.	China	4,888,000	4,102,506
Uni-President Enterprises Corp.	Taiwan	1,258,012	2,189,463
			13,485,167
Gas Utilities 1.1%
ENN Energy Holdings Ltd.	China	1,536,700	10,728,143
Hotels, Restaurants & Leisure 0.6%
SJM Holdings Ltd.	Hong Kong	2,191,000	6,157,946

Templeton Dragon Fund, Inc.

Statement of Investments, March 31, 2014 (unaudited) (continued)
Household Durables 0.1%
Yorkey Optical International Cayman Ltd.	China	10,900,700	1,180,513
Industrial Conglomerates 2.9%
Hopewell Holdings Ltd.	Hong Kong	4,388,000	15,048,224
Shanghai Industrial Holdings Ltd.	China	4,067,000	13,449,265
			28,497,489
Insurance 0.7%
AIA Group Ltd.	Hong Kong	1,526,580	7,242,765
Internet Software & Services 0.7%
[a]Sohu.com Inc.	China	107,400	6,990,666
IT Services 0.8%
Travelsky Technology Ltd., H	China	8,444,559	7,501,242
Machinery 0.7%
[c]Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	9,165,020	6,357,007
Marine 0.6%
[a]China Shipping Development Co. Ltd., H	China	5,188,000	2,963,062
Sinotrans Shipping Ltd.	China	10,592,500	3,154,623
			6,117,685
Media 0.2%
[a]Poly Culture Group Corp. Ltd., H	China	412,400	1,802,417
Metals & Mining 0.5%
Jiangxi Copper Co. Ltd., H	China	2,916,840	4,903,737
Oil, Gas & Consumable Fuels 22.9%
[c]China Coal Energy Co. Ltd., H	China	3,376,000	1,906,398
China Petroleum and Chemical Corp., H	China	113,955,000	102,253,841
China Shenhua Energy Co. Ltd., H	China	6,907,000	19,946,857
CNOOC Ltd.	China	30,841,400	46,362,798
PetroChina Co. Ltd., H	China	48,839,500	53,206,528
[c]Yanzhou Coal Mining Co. Ltd., H	China	3,170,000	2,394,936
			226,071,358
Paper & Forest Products 1.6%
Nine Dragons Paper Holdings Ltd.	China	20,494,901	15,985,941
Pharmaceuticals 0.5%
Tong Ren Tang Technologies Co. Ltd., H	China	1,515,000	4,892,799
Real Estate Management & Development 1.9%
Agile Property Holdings Ltd.	China	3,426,000	2,809,192
Cheung Kong (Holdings) Ltd.	Hong Kong	521,000	8,631,333
Soho China Ltd.	China	9,189,500	7,558,743
			18,999,268
Semiconductors & Semiconductor Equipment 7.6%
MediaTek Inc.	Taiwan	993,648	14,666,933
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15,560,136	60,549,253
			75,216,186
Specialty Retail 0.1%
Chow Tai Fook Jewellery Co. Ltd.	Hong Kong	885,200	1,395,741
Technology Hardware, Storage & Peripherals 1.1%
Advantech Co. Ltd.	Taiwan	833,990	5,408,851
Asustek Computer Inc.	Taiwan	495,103	4,901,849
			10,310,700
Textiles, Apparel & Luxury Goods 1.1%
Anta Sports Products Ltd.	China	6,521,100	10,895,894

Templeton Dragon Fund, Inc.

Statement of Investments, March 31, 2014 (unaudited) (continued)
Transportation Infrastructure 1.0%
COSCO Pacific Ltd.	China	7,512,664	9,579,156
Wireless Telecommunication Services 3.9%
China Mobile Ltd.	China	4,139,000	37,887,049
Total Common Stocks (Cost $405,319,525)			941,255,008
Short Term Investments 3.9%
Money Market Funds (Cost $33,559,430) 3.4%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	33,559,430	33,559,430
Investments from Cash Collateral Received for Loaned Securities (Cost
$5,567,083) 0.5%
Money Market Funds 0.5%
[e]BNY Mellon Overnight Government Fund, 0.052%	United States	5,567,083	5,567,083
Total Investments (Cost $444,446,038) 99.4%			980,381,521
Other Assets, less Liabilities 0.6%			5,602,461
Net Assets 100.0%			$985,983,982

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 4 regarding holdings of 5% voting securities.
cA portion or all of the security is on loan at March 31, 2014.
dThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end investment company.
eThe rate shown is the annualized seven-day yield at period end.

Templeton Dragon Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$447,492,643

Unrealized appreciation	$556,123,753
Unrealized depreciation	(23,234,875)
Net unrealized appreciation (depreciation)	$532,888,878

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended March 31, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment Realized Capital
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Beijing Jingkelong Co. Ltd., H
Total Affiliated Securities (Value is 0.35% of Net Assets)	12,289,429	-	-	12,289,429	$3,454,023	$ - $	-

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$941,255,008	$-	$	- $	941,255,008
Short Term Investments	33,559,430	5,567,083		-	39,126,513
Total Investments in Securities	$974,814,438	$5,567,083	$	- $	980,381,521

aIncludes common stocks.
bFor detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 27, 2014